Note 6 - Allowance for Loan Losses and Credit Quality Information - Trouble Debt Restructuring (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trouble debt restructurings	$ 3,300	$ 2,519	$ 9,400
Residential Portfolio Segment [Member]
Trouble debt restructurings	448	647
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Trouble debt restructurings	1,774	725
Consumer Portfolio Segment [Member]
Trouble debt restructurings	709	732
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Trouble debt restructurings	$ 369	$ 415